Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$71,019	$52,124
Domain name	500,448	52,656	447,792
Brand (Note 4)	1,284,000	151,969	1,132,031
Technology (Note 4)	1,475,000	349,151	1,125,849
Internal-use software	494,769	41,260	453,509
	$3,877,360	$666,055	$3,211,305
	2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intellectual property	$123,143	$—	$123,143
Domain name	500,448	19,293	481,155
Brand (Note 4)	1,284,000	23,569	1,260,431
Technology (Note 4)	1,475,000	54,151	1,420,849
	$3,382,591	$97,013	$3,285,578

Schedule of intangible assets amortization expense
2023	$585,722
2024	578,221
2025	555,717
2026	501,566
2027	219,457
$2,440,683